Non - Current Assets or Disposal Groups Held for Sale or Held for Distribution to Owners and Discontinued Operations - Summary of Accumulated Other Comprehensive Income in Net Equity (Detail) - USD ($)
$ in Thousands
	Dec. 31, 2017	Dec. 31, 2016	[1]	Mar. 01, 2016	Jan. 01, 2016
Noncurrent Assets Or Disposal Groups Held For Sale Or Held For Distribution To Owners And Discontinued Operations [Line Items]
Total	$ (3,866,564)	$ (6,707,819)			$ (8,004,579)	[1]
Assets and Liabilities Classified as Held for Distribution [Member]
Noncurrent Assets Or Disposal Groups Held For Sale Or Held For Distribution To Owners And Discontinued Operations [Line Items]
Exchange differences on translation				$ (17,187)	19,155
Cash flow hedges				190,388	(203,776)
Gains on remeasuring available-for-sale financial instruments				(25)	25
Other miscellaneous reserves				934	13,082
Total				$ 174,110	$ (171,514)

[1]	As Restated